1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 5.47%, 05/01/33Δ	$5,203	$5,333

TOTAL ADJUSTABLE RATE MORTGAGE (COST $5,195)		$5,333

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	4,785	4,772

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.79%, 02/25/34Δ	23,384	22,698

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.80%, 11/25/35Δ	14,526	14,562

TOTAL WHOLE LOAN		$37,260

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $42,498)		$42,032

CORPORATE BONDS – 39.2%

AEROSPACE & DEFENSE – 1.9%

Boeing Co. (The), Sr. Unsecured

1.43%, 02/04/24	2,500,000	2,499,549

2.75%, 02/01/26	2,000,000	1,911,158

3.20%, 03/01/29	150,000	138,312

5.81%, 05/01/50	3,000,000	3,000,690

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	755,826

Northrop Grumman Corp., Sr. Unsecured

2.93%, 01/15/25	1,000,000	980,289

4.03%, 10/15/47	1,765,000	1,501,479

TOTAL AEROSPACE & DEFENSE		$10,787,303

AUTOMOTIVE – 1.9%

Ford Motor Credit Co. LLC, Sr. Unsecured

5.58%, 03/18/24	1,250,000	1,248,545

5.13%, 06/16/25	1,500,000	1,488,051

5.80%, 03/05/27	3,000,000	3,024,447

2.90%, 02/16/28	250,000	224,138

General Motors Co., Sr. Unsecured,

6.25%, 10/02/43	1,000,000	1,024,691

General Motors Financial Co., Inc., Sr. Unsecured

1.05%, 03/08/24	100,000	99,514

2.90%, 02/26/25	230,000	224,169

1.25%, 01/08/26	1,000,000	929,608

1.50%, 06/10/26	3,000,000	2,763,023

TOTAL AUTOMOTIVE		$11,026,186

Description	Par Value	Value

BEVERAGES – 0.6%

Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	$1,125,000	$1,096,156

Keurig Dr. Pepper, Inc., Company Guaranteed

0.75%, 03/15/24	1,490,000	1,481,787

3.20%, 05/01/30	775,000	710,413

TOTAL BEVERAGES		$3,288,356

BIOTECHNOLOGY – 0.2%

Amgen, Inc., Sr. Unsecured, 5.65%, 03/02/53	1,280,000	1,320,685

BUILDING PRODUCTS – 0.2%

Carrier Global Corp., Sr. Unsecured

2.24%, 02/15/25	418,000	405,568

2.49%, 02/15/27	56,000	52,601

Johnson Controls International PLC, Sr. Unsecured 3.63%, 07/02/24ÿ	373,000	369,439

4.63%, 07/02/44	100,000	90,087

TOTAL BUILDING PRODUCTS		$917,695

CAPITAL MARKETS – 1.1%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	721,181

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month Term SOFR + 1.46%), 3.27%, 09/29/25Δ	1,010,000	993,870

(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,000,676

(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	920,990

Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	161,730

Morgan Stanley, Sr. Unsecured, MTN

3.13%, 07/27/26	340,000	326,001

(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	819,331

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	497,002

TOTAL CAPITAL MARKETS		$6,440,781

CHEMICALS – 0.2%

Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32	1,480,000	1,225,063

COMMERCIAL SERVICES & SUPPLIES – 0.2%

Global Payments, Inc., Sr. Unsecured

2.65%, 02/15/25	275,000	267,070

2.90%, 05/15/30	1,000,000	881,826

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,148,896

COMPUTERS – 0.9%

Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	110,000	102,302

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Hewlett Packard Enterprise Co., Sr. Unsecured

1.45%, 04/01/24	$150,000	$148,951

6.10%, 04/01/26	5,000,000	5,005,820

TOTAL COMPUTERS		$5,257,073

COSMETICS/PERSONAL CARE – 0.2%

Haleon U.S. Capital LLC, Company Guaranteed, 3.02%, 03/24/24	1,000,000	995,278

DIVERSIFIED FINANCIAL SERVICES – 8.7%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	144,852

Bank of America Corp., Sr. Unsecured, MTN

(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	236,780

3.25%, 10/21/27	1,095,000	1,048,721

(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	166,302

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	984,361

Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,768,610

Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,537,533

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,830,055

Comerica, Inc., Sr. Unsecured, (SOFR + 2.16%), 5.98%, 01/30/30Δ	2,515,000	2,512,648

Fifth Third Bancorp, Sr. Unsecured

2.55%, 05/05/27	780,000	722,266

3.95%, 03/14/28	3,000,000	2,879,164

(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,263,901

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,077,345

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	4,325,000	4,255,681

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 6.64%, 05/15/47Δ	1,000,000	871,161

JPMorgan Chase & Co., Sr. Unsecured (SOFR + 0.92%), 2.60%, 02/24/26Δ	6,000,000	5,828,652

(3 Month Term SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	144,491

KeyBank NA, Sr. Unsecured, 5.85%, 11/15/27	2,000,000	2,004,929

KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%), 3.88%, 05/23/25Δ	1,980,000	1,963,263

PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	996,825

PNC Financial Services Group, Inc. (The), Sr. Unsecured

(SOFR + 1.32%), 5.81%, 06/12/26Δ	1,125,000	1,131,763

3.45%, 04/23/29	100,000	93,609

(SOFR + 1.90%), 5.68%, 01/22/35Δ	2,000,000	2,055,868

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,700,000	1,690,277

Truist Bank, Sr. Unsecured, BKNT, 3.20%, 04/01/24	175,000	174,136

Description	Par Value	Value

Truist Bank, Subordinated, BKNT

3.63%, 09/16/25	$250,000	$242,841

3.80%, 10/30/26	1,000,000	963,525

2.25%, 03/11/30	1,850,000	1,535,789

Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%), 5.87%, 06/08/34Δ	1,500,000	1,537,505

U.S. Bancorp, Sr. Unsecured, (SOFR + 2.09%), 5.85%, 10/21/33Δ	4,400,000	4,555,665

Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,125,787

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month Term SOFR + 1.01%), 2.16%, 02/11/26Δ	140,000	135,403

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	852,998

TOTAL DIVERSIFIED FINANCIAL SERVICES		$50,332,706

ELECTRIC – 2.1%

Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,485,228

Dominion Energy, Inc., Series A, Sr. Unsecured, 1.45%, 04/15/26	1,950,000	1,813,396

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	912,492

Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	933,947

Exelon Corp., Sr. Unsecured, 4.70%, 04/15/50	2,000,000	1,792,217

FirstEnergy Corp., Series B, Sr. Unsecured, 4.15%, 07/15/27	800,000	769,573

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	35,789

Southern Power Co., Sr. Unsecured, 0.90%, 01/15/26	3,000,000	2,778,283

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	209,008

WEC Energy Group, Inc., Sr. Unsecured

1.38%, 10/15/27	750,000	666,354

1.80%, 10/15/30	1,150,000	942,956

TOTAL ELECTRIC		$12,339,243

ENTERTAINMENT – 0.8%

Warnermedia Holdings, Inc., Company Guaranteed, 5.14%, 03/15/52	5,000,000	4,322,555

FOOD & STAPLES RETAILING – 1.3%

Campbell Soup Co., Sr. Unsecured, 3.30%, 03/19/25	2,050,000	2,005,536

Conagra Brands, Inc., Sr. Unsecured

1.38%, 11/01/27	200,000	176,257

5.40%, 11/01/48	665,000	636,549

Kroger Co. (The), Sr. Unsecured, 3.95%, 01/15/50	1,000,000	805,847

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,817,430

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Mondelez International Holdings Netherlands BV, Company Guaranteed, 0.75%, 09/24/24Ω	$860,000	$833,162

TOTAL FOOD & STAPLES RETAILING		$7,274,781

GAS – 0.2%

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,134,041

HEALTHCARE-PRODUCTS – 0.6%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,274,405

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 1.45%, 11/22/24	1,480,000	1,430,215

TOTAL HEALTHCARE-PRODUCTS		$3,704,620

HEALTHCARE-SERVICES – 2.5%

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	561,291

Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	934,041

Cigna Group (The), Sr. Unsecured

5.69%, 03/15/26	2,740,000	2,748,042

2.38%, 03/15/31	250,000	213,217

CommonSpirit Health, Sr. Secured

2.76%, 10/01/24	3,140,000	3,082,414

3.35%, 10/01/29	150,000	138,678

Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,590,697

McKesson Corp., Sr. Unsecured, 5.25%, 02/15/26#	2,745,000	2,750,371

NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	722,270

UnitedHealth Group, Inc., Sr. Unsecured

2.95%, 10/15/27	1,350,000	1,279,153

3.95%, 10/15/42	290,000	254,113

TOTAL HEALTHCARE-SERVICES		$14,274,287

HOME FURNISHINGS – 0.2%

Whirlpool Corp., Sr. Unsecured, 4.60%, 05/15/50#	1,405,000	1,151,483

INSURANCE – 1.0%

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	395,781

CNA Financial Corp., Sr. Unsecured, 3.95%, 05/15/24	950,000	944,969

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26#	1,380,000	1,337,494

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	199,914

W.R. Berkley Corp., Sr. Unsecured

4.75%, 08/01/44	1,715,000	1,539,463

4.00%, 05/12/50	1,425,000	1,123,351

TOTAL INSURANCE		$5,540,972

Description	Par Value	Value

MEDIA – 1.1%

CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	$3,000,000	$2,546,250

Discovery Communications LLC, Company Guaranteed

3.95%, 03/20/28	1,000,000	956,737

3.63%, 05/15/30	1,000,000	904,310

Paramount Global, Sr. Unsecured

4.60%, 01/15/45	1,100,000	838,688

4.95%, 05/19/50	1,185,000	945,347

TOTAL MEDIA		$6,191,332

MISCELLANEOUS MANUFACTURING – 0.4%

Textron, Inc., Sr. Unsecured

3.88%, 03/01/25	750,000	738,121

2.45%, 03/15/31#	2,000,000	1,703,087

TOTAL MISCELLANEOUS MANUFACTURING		$2,441,208

OIL & GAS – 1.4%

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	736,020

Phillips 66, Company Guaranteed

0.90%, 02/15/24	1,065,000	1,063,204

3.85%, 04/09/25	575,000	566,083

Pioneer Natural Resources Co., Sr. Unsecured

1.13%, 01/15/26	1,000,000	933,141

1.90%, 08/15/30	1,940,000	1,655,381

2.15%, 01/15/31	1,000,000	852,567

Valero Energy Corp., Sr. Unsecured

2.15%, 09/15/27	1,800,000	1,653,086

4.90%, 03/15/45	563,000	526,375

TOTAL OIL & GAS		$7,985,857

ONLINE RETAILER – 0.1%

Amazon.com, Inc., Sr. Unsecured

1.20%, 06/03/27	100,000	90,559

3.25%, 05/12/61	1,000,000	717,669

TOTAL ONLINE RETAILER		$808,228

PHARMACEUTICALS – 1.8%

AbbVie, Inc., Sr. Unsecured

2.95%, 11/21/26	1,875,000	1,797,936

4.25%, 11/14/28	1,235,000	1,227,907

4.40%, 11/06/42	460,000	423,010

4.88%, 11/14/48	1,000,000	966,109

4.25%, 11/21/49	1,000,000	880,999

AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	448,353

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	92,064

Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	83,014

Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29#	310,000	294,339

CVS Health Corp., Sr. Unsecured

1.30%, 08/21/27	145,000	128,609

5.13%, 02/21/30	910,000	919,328

January 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

1.88%, 02/28/31	$2,000,000	$1,637,969

Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	586,347

Zoetis, Inc., Sr. Unsecured

3.00%, 09/12/27	125,000	118,752

3.95%, 09/12/47	1,005,000	839,026

TOTAL PHARMACEUTICALS		$10,443,762

PIPELINES – 3.3%

Energy Transfer LP, Sr. Unsecured

4.00%, 10/01/27	3,000,000	2,902,368

3.75%, 05/15/30	715,000	662,447

5.30%, 04/15/47	1,250,000	1,154,631

Enterprise Products Operating LLC, Company Guaranteed

4.20%, 01/31/50	1,120,000	969,695

4.95%, 10/15/54	500,000	476,120

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	939,822

Kinder Morgan, Inc., Company Guaranteed

5.20%, 03/01/48	2,040,000	1,872,462

3.60%, 02/15/51	1,315,000	940,683

MPLX LP, Sr. Unsecured

4.70%, 04/15/48	1,000,000	865,034

4.95%, 03/14/52	1,000,000	887,759

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,050,718

ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	354,072

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25#	670,000	659,764

Targa Resources Corp., Company Guaranteed, 6.13%, 03/15/33	2,900,000	3,025,309

Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,199,869

Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,079,404

TOTAL PIPELINES		$19,040,157

REAL ESTATE INVESTMENT TRUSTS – 2.4%

American Tower Corp., Sr. Unsecured

5.00%, 02/15/24	665,000	664,712

3.13%, 01/15/27	1,000,000	951,422

4.05%, 03/15/32	1,000,000	932,383

3.10%, 06/15/50	1,500,000	1,018,906

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,365,442

Healthcare Realty Holdings LP, Company Guaranteed

3.88%, 05/01/25	1,215,000	1,188,334

3.63%, 01/15/28	1,100,000	1,019,088

Healthpeak OP LLC, Company Guaranteed

3.25%, 07/15/26	110,000	106,088

2.88%, 01/15/31	2,350,000	2,042,518

Ventas Realty LP, Company Guaranteed, 4.00%, 03/01/28	250,000	240,624

Description	Par Value	Value

Welltower OP LLC, Company Guaranteed

3.63%, 03/15/24	$250,000	$249,338

4.00%, 06/01/25	3,000,000	2,954,074

4.95%, 09/01/48	1,000,000	945,052

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,677,981

RETAIL – 0.2%

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	191,960

Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	725,000

TOTAL RETAIL		$916,960

SEMICONDUCTORS – 0.2%

Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	1,500,000	1,254,820

SOFTWARE – 0.4%

Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	1,345,000	1,143,300

Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,341,505

TOTAL SOFTWARE		$2,484,805

TELECOMMUNICATIONS – 1.1%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	845,000	802,763

3.55%, 09/15/55	1,423,000	1,007,972

T-Mobile USA, Inc., Company Guaranteed, 5.75%, 01/15/34	1,275,000	1,345,196

Verizon Communications, Inc., Sr. Unsecured

2.10%, 03/22/28	50,000	45,166

1.75%, 01/20/31	2,310,000	1,897,330

2.36%, 03/15/32	305,000	254,202

3.40%, 03/22/41	1,515,000	1,208,699

TOTAL TELECOMMUNICATIONS		$6,561,328

TRANSPORTATION – 1.2%

FedEx Corp., Company Guaranteed, 2.40%, 05/15/31#	2,500,000	2,137,835

Ryder System, Inc., Sr. Unsecured, MTN

3.65%, 03/18/24	1,670,000	1,666,019

2.85%, 03/01/27	2,645,000	2,496,559

Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	592,659

TOTAL TRANSPORTATION		$6,893,072

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured

3.25%, 09/15/26	1,570,000	1,504,339

3.85%, 03/30/27	1,500,000	1,450,218

4.00%, 06/30/30	1,000,000	942,094

5.20%, 03/15/44	640,000	592,761

TOTAL TRUCKING & LEASING		$4,489,412

TOTAL CORPORATE BONDS (COST $240,552,620)		$225,670,926

GOVERNMENT AGENCIES – 1.4%

FEDERAL HOME LOAN BANK (FHLB) – 1.2%

3.25%, 11/16/28#	6,960,000	6,762,802

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

6.25%, 05/15/29#	$750,000	$831,720
7.25%, 05/15/30#	400,000	470,709

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,302,429

TOTAL GOVERNMENT AGENCIES (COST $8,785,499)		$8,065,231

MORTGAGE-BACKED SECURITIES – 25.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.7%

Pool C00478, 8.50%, 09/01/26	2,514	2,586

Pool E09010, 2.50%, 09/01/27	140,173	133,244

Pool G18497, 3.00%, 01/01/29	22,107	20,847

Pool C01272, 6.00%, 12/01/31	6,412	6,458

Pool A13990, 4.50%, 10/01/33	4,253	4,022

Pool G01625, 5.00%, 11/01/33	18,446	18,648

Pool A18401, 6.00%, 02/01/34	7,377	7,694

Pool QN1900, 3.00%, 04/01/35	622,984	596,314

Pool G08097, 6.50%, 11/01/35	11,896	12,997

Pool G02296, 5.00%, 06/01/36	47,809	49,307

Pool G02390, 6.00%, 09/01/36	4,512	4,812

Pool G05317, 5.00%, 04/01/37	189,735	194,807

Pool G08193, 6.00%, 04/01/37	8,534	8,976

Pool G03703, 5.50%, 12/01/37	5,368	5,596

Pool G04776, 5.50%, 07/01/38	17,781	18,065

Pool G05500, 5.00%, 05/01/39	180,495	184,427

Pool A93415, 4.00%, 08/01/40	235,964	229,276

Pool A93505, 4.50%, 08/01/40	297,193	297,214

Pool A93996, 4.50%, 09/01/40	227,240	227,256

Pool G06222, 4.00%, 01/01/41	353,323	345,794

Pool A97047, 4.50%, 02/01/41	228,641	227,967

Pool G06956, 4.50%, 08/01/41	228,099	227,426

Pool C03750, 3.50%, 02/01/42	99,132	92,836

Pool C03849, 3.50%, 04/01/42	54,337	51,299

Pool Q08305, 3.50%, 05/01/42	403,526	378,353

Pool C04305, 3.00%, 11/01/42	1,083,545	1,021,225

Pool C09020, 3.50%, 11/01/42	776,378	727,239

Pool G07266, 4.00%, 12/01/42	675,194	652,193

Pool C04444, 3.00%, 01/01/43	34,552	31,488

Pool C09029, 3.00%, 03/01/43	147,092	132,002

Pool G08534, 3.00%, 06/01/43	180,796	162,249

Pool Q19476, 3.50%, 06/01/43	291,576	272,411

Pool C09044, 3.50%, 07/01/43	349,807	326,812

Pool G07889, 3.50%, 08/01/43	315,245	297,625

Pool G07624, 4.00%, 12/01/43	319,471	313,828

Pool G60038, 3.50%, 01/01/44	1,686,322	1,592,024

Pool G07680, 4.00%, 04/01/44	563,456	540,953

Pool G07943, 4.50%, 08/01/44	30,104	30,031

Pool G08607, 4.50%, 09/01/44	198,674	199,312

Pool Q33547, 3.50%, 05/01/45	269,369	247,312

Pool Q36970, 4.00%, 10/01/45	127,784	122,697

Pool G60384, 4.50%, 12/01/45	19,564	19,468

Pool Q39644, 3.50%, 03/01/46	821,022	760,402

Pool Q39438, 4.00%, 03/01/46	787,745	756,366

Pool G08705, 3.00%, 05/01/46	74,070	66,569

Pool G08708, 4.50%, 05/01/46	126,918	124,950

Pool ZS4671, 3.00%, 08/01/46	480,136	431,515

Pool Q44452, 3.00%, 11/01/46	700,661	629,701

Description	Par Value	Value

Pool ZS4693, 3.00%, 12/01/46	$1,328,910	$1,188,479

Pool SD8037, 2.50%, 01/01/50	2,661,570	2,270,246

Pool RA2341, 2.50%, 04/01/50	2,285,673	1,939,770

Pool SD8104, 1.50%, 11/01/50	2,357,710	1,821,875

Pool RA4349, 2.50%, 01/01/51	1,181,200	1,009,234

Pool SD8141, 2.50%, 04/01/51	1,092,935	924,294

Pool SD8190, 3.00%, 01/01/52	2,121,460	1,874,503

Pool QE2363, 3.50%, 05/01/52	3,694,588	3,372,039

Pool SD3139, 3.50%, 07/01/52	1,018,185	929,736

Pool RA7777, 4.50%, 08/01/52	3,185,819	3,081,706

Pool SD2066, 4.00%, 12/01/52	628,778	592,522

Pool SD3238, 5.50%, 12/01/52	2,023,891	2,030,893

Pool SD2617, 5.00%, 03/01/53	5,777,941	5,707,287

Pool RA8647, 4.50%, 05/01/53	2,323,570	2,247,873

Pool SD3786, 5.00%, 05/01/53	1,288,565	1,274,004

Pool RA9431, 5.50%, 07/01/53	3,390,450	3,422,736

Pool SD3745, 6.00%, 09/01/53	3,667,302	3,738,435

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$50,230,225

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 16.8%

Pool AE2520, 3.00%, 01/01/26	73,085	71,481

Pool 329794, 7.00%, 02/01/26	1,140	1,152

Pool 256639, 5.00%, 02/01/27	7,360	7,454

Pool 256752, 6.00%, 06/01/27	8,331	8,379

Pool 257007, 6.00%, 12/01/27	8,034	8,092

Pool 402255, 6.50%, 12/01/27	88	88

Pool AB8997, 2.50%, 04/01/28	40,381	38,029

Pool AS4480, 2.50%, 02/01/30	239,962	228,431

Pool AS7462, 2.50%, 06/01/31	119,357	112,192

Pool 254007, 6.50%, 10/01/31	3,112	3,271

Pool 254240, 7.00%, 03/01/32	9,908	10,051

Pool 638023, 6.50%, 04/01/32	28,922	30,352

Pool 642345, 6.50%, 05/01/32	18,272	19,187

Pool 651292, 6.50%, 07/01/32	39,601	41,318

Pool 686398, 6.00%, 03/01/33	46,023	48,106

Pool BP6496, 2.00%, 07/01/35	729,017	659,718

Pool MA4095, 2.00%, 08/01/35	917,179	829,997

Pool 745412, 5.50%, 12/01/35	13,844	14,373

Pool 888789, 5.00%, 07/01/36	76,912	78,778

Pool 256515, 6.50%, 12/01/36	5,336	5,546

Pool AE0217, 4.50%, 08/01/40	36,502	36,152

Pool AB1796, 3.50%, 11/01/40	223,353	210,520

Pool AH5583, 4.50%, 02/01/41	96,605	96,321

Pool 890551, 4.50%, 08/01/41	23,307	23,491

Pool AL0658, 4.50%, 08/01/41	135,442	136,509

Pool AL1319, 4.50%, 10/01/41	165,040	164,142

Pool AL6302, 4.50%, 10/01/41	242,478	241,763

Pool AX5302, 4.00%, 01/01/42	411,815	396,121

Pool AK4523, 4.00%, 03/01/42	468,855	452,876

Pool AL2034, 4.50%, 04/01/42	59,813	60,284

Pool AB7936, 3.00%, 02/01/43	654,276	588,377

Pool AL3761, 4.50%, 02/01/43	68,154	68,361

Pool MA1458, 3.00%, 06/01/43	144,040	131,310

Pool AT7899, 3.50%, 07/01/43	998,612	938,139

Pool AS0302, 3.00%, 08/01/43	1,565,314	1,426,953

Pool AU4279, 3.00%, 09/01/43	323,485	294,895

Pool AL5537, 4.50%, 04/01/44	110,468	110,174

January 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool AS3155, 4.00%, 08/01/44	$15,928	$15,360

Pool AX0833, 3.50%, 09/01/44	272,823	256,309

Pool AL6325, 3.00%, 10/01/44	997,137	895,477

Pool AS5136, 4.00%, 06/01/45	92,938	88,966

Pool AZ7362, 4.00%, 11/01/45	270,291	259,462

Pool AZ9565, 3.50%, 12/01/45	366,412	343,677

Pool BC0326, 3.50%, 12/01/45	322,770	302,741

Pool BC0245, 3.00%, 02/01/46	198,399	178,305

Pool BC0830, 3.00%, 04/01/46	299,921	269,551

Pool AS7568, 4.50%, 07/01/46	41,658	41,491

Pool BC4764, 3.00%, 10/01/46	408,135	366,801

Pool MA2771, 3.00%, 10/01/46	121,939	108,452

Pool AS8276, 3.00%, 11/01/46	417,232	374,968

Pool BC9003, 3.00%, 11/01/46	426,165	383,001

Pool BE1899, 3.00%, 11/01/46	1,658,886	1,490,863

Pool BE3767, 3.50%, 07/01/47	374,451	346,863

Pool BH2618, 3.50%, 08/01/47	109,896	101,800

Pool MA3088, 4.00%, 08/01/47	327,034	313,824

Pool BH4010, 4.50%, 09/01/47	314,914	309,950

Pool BH9215, 3.50%, 01/01/48	534,849	494,394

Pool BJ0650, 3.50%, 03/01/48	2,213,730	2,041,994

Pool BJ0639, 4.00%, 03/01/48	126,897	120,875

Pool BJ9169, 4.00%, 05/01/48	594,153	565,941

Pool BK4764, 4.00%, 08/01/48	544,515	518,606

Pool BN1628, 4.50%, 11/01/48	273,277	267,463

Pool BM5334, 3.50%, 01/01/49	522,316	484,769

Pool MA3871, 3.00%, 12/01/49	1,358,748	1,201,863

Pool CA5306, 3.00%, 03/01/50	1,162,931	1,033,362

Pool CA5353, 3.50%, 03/01/50	1,018,565	934,710

Pool MA4100, 2.00%, 08/01/50	1,269,281	1,026,632

Pool FM3989, 2.50%, 08/01/50	828,355	700,823

Pool CA6983, 2.00%, 09/01/50	2,250,901	1,837,646

Pool CA7106, 2.00%, 09/01/50	1,440,035	1,175,668

Pool MA4119, 2.00%, 09/01/50	951,120	769,235

Pool BQ2999, 2.50%, 10/01/50	1,899,878	1,631,516

Pool CA7383, 3.00%, 10/01/50	1,264,871	1,110,128

Pool CA7734, 2.50%, 11/01/50	1,330,837	1,129,620

Pool FM5297, 3.00%, 11/01/50	1,728,856	1,543,036

Pool MA4208, 2.00%, 12/01/50	981,444	797,890

Pool CA8021, 2.50%, 12/01/50	3,844,228	3,255,379

Pool FM5166, 3.00%, 12/01/50	873,743	767,647

Pool BQ4495, 2.00%, 02/01/51	5,350,185	4,334,216

Pool CA8929, 2.00%, 02/01/51	2,529,738	2,052,516

Pool FM6426, 2.00%, 03/01/51	2,206,066	1,803,271

Pool CB0199, 3.00%, 04/01/51	677,005	594,485

Pool BR7857, 2.50%, 05/01/51	3,401,846	2,877,061

Pool FM7188, 2.50%, 05/01/51	2,352,567	2,018,385

Pool CB0727, 2.50%, 06/01/51	5,971,726	5,089,172

Pool FM8440, 2.50%, 08/01/51	1,352,621	1,152,308

Pool FM9949, 2.00%, 12/01/51	883,051	722,035

Pool FM9871, 2.50%, 12/01/51	6,068,146	5,171,338

Pool BU1416, 3.00%, 01/01/52	2,165,949	1,905,264

Pool FS0982, 3.00%, 03/01/52	1,802,711	1,593,430

Pool FS1571, 2.00%, 04/01/52	3,742,390	3,024,222

Pool CB3334, 3.50%, 04/01/52	5,589,292	5,138,088

Pool BV7245, 4.00%, 05/01/52	6,406,373	6,031,770

Pool MA4644, 4.00%, 05/01/52	1,280,760	1,207,322

Description	Par Value	Value

Pool CB4818, 4.00%, 10/01/52	$1,087,797	$1,025,337

Pool CB4800, 4.50%, 10/01/52	6,386,657	6,182,760

Pool FS5676, 5.00%, 12/01/52	6,760,622	6,682,151

Pool FS5113, 5.50%, 07/01/53	674,505	677,056

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$96,731,628

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354765, 7.00%, 02/15/24	62	62

Pool 354827, 7.00%, 05/15/24	90	89

Pool 385623, 7.00%, 05/15/24	211	211

Pool 2077, 7.00%, 09/20/25	714	718

Pool 780825, 6.50%, 07/15/28	13,612	13,941

Pool 2616, 7.00%, 07/20/28	8,015	8,240

Pool 2701, 6.50%, 01/20/29	16,795	17,327

Pool 426727, 7.00%, 02/15/29	1,987	2,007

Pool 503405, 6.50%, 04/15/29	6,576	6,573

Pool 781231, 7.00%, 12/15/30	8,663	8,902

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$58,070

TOTAL MORTGAGE-BACKED SECURITIES (COST $163,874,316)		$147,019,923

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	2,125,024

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,125,024

U.S. TREASURY OBLIGATIONS – 32.6%

U.S. TREASURY BONDS – 9.5%

6.38%, 08/15/27#	450,000	483,987

5.25%, 02/15/29	12,500,000	13,222,457

6.25%, 05/15/30	500,000	562,574

5.38%, 02/15/31	600,000	654,284

2.00%, 11/15/41	985,000	703,172

2.38%, 02/15/42	2,000,000	1,513,449

3.00%, 05/15/42	500,000	417,452

3.63%, 08/15/43	881,000	798,593

3.75%, 11/15/43	365,000	336,507

3.63%, 02/15/44	2,106,000	1,904,939

3.13%, 08/15/44	6,637,000	5,537,589

3.00%, 11/15/44	2,000,000	1,631,819

2.50%, 02/15/45	2,135,000	1,590,455

3.00%, 05/15/45	2,000,000	1,624,332

2.88%, 08/15/45	300,000	237,930

3.00%, 11/15/45	765,000	619,161

2.50%, 02/15/46	280,000	206,225

3.00%, 02/15/47	1,098,000	880,459

3.00%, 05/15/47	1,695,000	1,357,331

2.75%, 11/15/47	2,235,000	1,702,773

1.25%, 05/15/50	3,300,000	1,717,725

1.38%, 08/15/50	3,000,000	1,613,624

1.63%, 11/15/50	2,500,000	1,439,258

2.00%, 08/15/51	13,255,000	8,372,764

3.63%, 05/15/53	3,035,000	2,726,041

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

4.13%, 08/15/53	$3,000,000	$2,948,715

TOTAL U.S. TREASURY BONDS		$54,803,615

U.S. TREASURY NOTES – 23.1%

1.63%, 02/15/26	7,000,000	6,648,631

1.63%, 05/15/26	5,470,000	5,172,427

4.50%, 07/15/26	3,000,000	3,028,092

2.00%, 11/15/26	4,180,000	3,957,291

2.25%, 02/15/27	5,030,000	4,780,150

1.13%, 02/28/27	250,000	229,457

0.50%, 06/30/27	450,000	400,794

3.13%, 08/31/27	15,000,000	14,585,860

2.25%, 11/15/27	300,000	282,344

2.75%, 02/15/28	6,750,000	6,455,418

4.00%, 02/29/28	10,000,000	10,029,247

1.25%, 06/30/28	500,000	446,775

2.88%, 08/15/28	5,000,000	4,788,103

4.38%, 08/31/28	5,500,000	5,612,413

1.38%, 10/31/28	8,000,000	7,133,466

4.88%, 10/31/28#	3,000,000	3,126,959

3.13%, 11/15/28	350,000	338,451

2.38%, 05/15/29	7,900,000	7,333,263

1.63%, 08/15/29	5,000,000	4,452,257

1.50%, 02/15/30	5,000,000	4,358,430

3.50%, 04/30/30	3,500,000	3,419,537

0.63%, 05/15/30	550,000	450,037

1.13%, 02/15/31	4,000,000	3,336,803

1.63%, 05/15/31	10,000,000	8,570,192

1.38%, 11/15/31	1,880,000	1,560,976

1.88%, 02/15/32	6,000,000	5,156,254

2.75%, 08/15/32	7,000,000	6,396,351

4.13%, 11/15/32	4,000,000	4,053,867

3.38%, 05/15/33	7,000,000	6,692,352

TOTAL U.S. TREASURY NOTES		$132,796,197

TOTAL U.S. TREASURY OBLIGATIONS (COST $204,056,391)		$187,599,812

	Number of Shares

MONEY MARKET FUND – 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%^	975,270	975,270

TOTAL MONEY MARKET FUND (COST $975,270)		$975,270

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.8%

REPURCHASE AGREEMENTS – 2.8%

Bank of America Securities, Inc., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $1,234,042, collateralized by U.S. Government Agency Securities, 1.95% to 7.62%, maturing 1/01/26 to 12/20/73; total market value of $1,258,537.	$1,233,860	$1,233,860

Bank of Montreal, 5.31%, dated 1/31/24, due 2/01/24, repurchase price $3,043,968, collateralized by U.S. Government Agency Securities, 4.00% to 6.00%, maturing 12/01/38 to 2/01/54; total market value of $3,104,389.	3,043,519	3,043,519

BNP Paribas SA, 5.32%, dated 1/31/24, due 2/01/24, repurchase price $3,043,969, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/15/31 to 10/20/53; total market value of $3,104,389.	3,043,519	3,043,519

Citigroup Global Markets Ltd., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $3,043,969, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 11/01/32 to 12/20/69; total market value of $3,104,389.	3,043,519	3,043,519

HSBC Securities USA, Inc., 5.31%, dated 1/31/24, due 2/01/24, repurchase price $3,043,968, collateralized by U.S. Government Agency Securities, 1.50% to 8.00%, maturing 9/01/28 to 2/01/54; total market value of $3,104,389.	3,043,519	3,043,519

Nomura Securities International, Inc., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $3,043,969, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/06/24 to 5/15/65; total market value of $3,104,390.	3,043,519	3,043,519

TOTAL REPURCHASE AGREEMENTS (COST $16,451,455)		$16,451,455

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $16,451,455)		$16,451,455

TOTAL INVESTMENTS – 102.1% (COST $637,243,244)		$587,955,006

COLLATERAL FOR SECURITIES ON LOAN – (2.9%)		(16,451,455)

OTHER ASSETS LESS LIABILITIES – 0.8%		4,368,594

TOTAL NET ASSETS – 100.0%		$575,872,145

January 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$5,333	$—	$5,333

Collateralized Mortgage Obligations	—	42,032	—	42,032

Corporate Bonds	—	225,670,926	—	225,670,926

Government Agencies	—	8,065,231	—	8,065,231

Mortgage-Backed Securities	—	147,019,923	—	147,019,923

Municipal Bond	—	2,125,024	—	2,125,024

U.S. Treasury Obligations	—	187,599,812	—	187,599,812

Money Market Fund	975,270	—	—	975,270

Repurchase Agreements	—	16,451,455	—	16,451,455

Total	$975,270	$586,979,736	$—	$587,955,006

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2024, these liquid restricted securities amounted to $4,656,671, representing 0.81% of total net assets.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)